CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Operating activities
Profit / (loss) before tax from continuing operations		$ (248)	$ 328	[1],[2]	$ 288	[1],[2]
Non-cash adjustments to reconcile profit before tax to net cash flows:
Depreciation, amortization and impairment loss / (reversal)		2,692	2,094	[2]	2,128	[2]
(Gain) / loss on disposal of non-current assets		57	26	[2]	20	[2]
(Gain) / loss on disposal of subsidiaries		(30)	0	[2]	0	[2]
Finance income		(67)	(95)	[2]	(69)	[2]
Finance costs		816	935	[2]	830	[2]
Other non-operating (gain) / loss, net		68	97	[2]	82	[2]
Share of loss and impairment of joint ventures and associates		0	132	[2]	110	[2]
Net foreign exchange (gain) / loss		(15)	70	[1],[2]	(157)	[1],[2]
Changes in trade and other receivables and prepayments		96	(168)	[2]	(129)	[2]
Changes in inventories		(88)	54	[2]	(13)	[2]
Changes in trade and other payables		274	311	[2]	(107)	[2]
Changes in provisions and pensions		40	(119)	[2]	(645)	[2]
Interest paid		(736)	(834)	[2]	(789)	[2]
Interest received		60	89	[2]	63	[2]
Income tax paid		(404)	(445)	[2]	(420)	[2]
Net cash flows from operating activities of discontinued operations		0	0	[2]	683	[2]
Net cash flows from operating activities		2,515	2,475	[2]	1,875	[2]
Investing activities
Purchase of property and equipment and intangible assets		(1,948)	(2,037)	[2]	(1,651)	[2]
Proceeds from sale of property and equipment and intangible assets		17	8	[2]	15	[2]
Proceeds from sale of Italy Joint Venture		2,830	0	[2]	0	[2]
Receipts from / (payment on) deposits		1,034	(898)	[2]	19	[2]
Receipts from / (investment in) financial assets		62	(101)	[2]	(87)	[2]
Acquisition of subsidiaries, net of cash acquired		0	0	[2]	7	[2]
Proceeds from sale of shares in subsidiaries, net of cash disposed		2	12	[2]	(325)	[2]
Net cash flows from investing activities of discontinued operations		0	0	[2]	(649)	[2]
Net cash flows from / (used in) investing activities		1,997	(3,016)	[2]	(2,671)	[2]
Financing activities
Acquisition of non-controlling interest		0	(259)	[2]	(5)	[2]
Proceeds from borrowings, net of fees paid	[3]	807	6,193	[2]	1,882	[2]
Repayment of borrowings		(4,122)	(5,948)	[2]	(1,816)	[2]
Dividends paid to owners of the parent		(508)	(518)	[2]	(61)	[2]
Dividends paid to non-controlling interests		(93)	(201)	[2]	(106)	[2]
Net cash flows from financing activities of discontinued operations		0	0	[2]	(20)	[2]
Net cash flows from / (used in) financing activities		(3,916)	(733)	[2]	(126)	[2]
Net increase / (decrease) in cash and cash equivalents		596	(1,274)	[2]	(922)	[2]
Net foreign exchange difference		(119)	(354)	[2]	(64)	[2]
Classified as held for sale at the beginning of period	[2]	0	0		314
Classified as held for sale at the end of the period		0	0	[2]	0	[2]
Cash and cash equivalents at beginning of period	[2]	1,314	2,942		3,614
Cash and cash equivalents at end of period, net of overdraft		$ 1,791	$ 1,314	[2]	$ 2,942	[2]

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[3]	** Fees paid for borrowings were US$64 (2017: US$56, 2016: US$31)